Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fixed Assets
Impairment	€ 3,248
Acquisition costs | Licenses, software and prepayments
Fixed Assets
Additions	€ 4,088	€ 2,567